                 THIS FILING LISTS SECURITIES HOLDINGS REPORTED
                    ON THE FORM 13F FILED ON AUGUST 14, 2000,
                            PURSUANT TO A REQUEST FOR
                      CONFIDENTIAL TREATMENT AND FOR WHICH
                    THAT REQUEST EXPIRED ON FEBRUARY 14, 2001

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:   JUNE 30, 2000
                                                 -------------

Check here if Amendment [x]; Amendment Number: 2
                                              --------
   This Amendment (Check only one.): [ ] is a restatement.
                                     [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    CHESAPEAKE PARTNERS MANAGEMENT CO., INC.
Address: 1829 REISTERSTOWN ROAD
         SUITE 220
         BALTIMORE, MARYLAND  21208

Form 13F File Number:  28-4120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    MARK D. LERNER
Title:   VICE PRESIDENT
Phone:   (410) 602-0195

Signature, Place, and Date of Signing:

        /s/ Mark D. Lerner            Baltimore, Maryland     2/14/01
        ---------------------------   ----------------------- ---------------
                 [Signature]               [City, State]           [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:      0
                                        --------------

Form 13F Information Table Entry Total: 11
                                        --------------

Form 13F Information Table Value Total: $280,087
                                        --------------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE


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

                                                     FORM 13F INFORMATION TABLE

             COLUMN 1                COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5      COLUMN 6   COLUMN 7          COLUMN 8
--------------------------------- ---------------- --------- -------- ----------------- ---------- --------- -----------------------
                                                              VALUE   SHRS OR  SH/ PUT/  INVSTMNT   OTHER         VOTING AUTHORITY
          NAME OF ISSUER           TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL  DSCRETN   MANAGERS   SOLE    SHARED    NONE
--------------------------------- ---------------- --------- -------- -------- --- ---- ---------- --------- -------- -------- -----

AETNA, INC.                       COMMON           008117103  10,065    156,800 SH        SOLE                SOLE

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JDS UNIPHASE                      COMMON           46612J101  34,061    285,182 SH        SOLE                SOLE

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NABISCO GROUP HLDGS               COMMON           62952P102  19,360    746,400 SH        SOLE                SOLE

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NABISCO GROUP HLDGS               COMMON           62952P102   1,375     53,000 SH  CALL  SOLE                SOLE

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NABISCO GROUP HLDGS               COMMON           62952P102     259     10,000 SH  CALL  SOLE                SOLE

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NABSICO HOLDINGS                  COMMON           629526104   2,613     50,000 SH  CALL  SOLE                SOLE

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NABISCO HOLDINGS                  COMMON           629526104  65,161  1,247,100 SH        SOLE                SOLE

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PROFESSIONALS GROUP               COMMON           742954100     442     18,100 SH        SOLE                SOLE

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SEAGATE TECHNOLOGY                COMMON           811804103  60,154  1,093,700 SH        SOLE                SOLE

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SEAGRAMS VO                       COMMON           811850106  39,730    685,000 SH        SOLE                SOLE

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UNION CARBIDE                     COMMON           905581104  46,867    946,800 SH        SOLE                SOLE

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